Income and other taxes	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Income and other taxes	Income and other taxes
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from operations before taxes. These differences result from the following items:

	2021	2020
	$	$

Income from operations before taxes	726,227	1,034,428
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	196,081	279,296

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	40,067	54,294
Change due to foreign exchange	28,261	(23,718)
Withholding and other taxes	28,249	13,682
Non-deductible expenditures	24,356	29,499
Change in income tax rates	(20,143)	—
Benefit of tax incentives	(16,544)	(19,185)
Use of losses and temporary differences not previously recognized	(10,481)	—
Future withholding tax	(3,300)	24,300
Non-taxable portions of gains	(4,754)	(3,073)
Losses for which no tax benefit has been recorded	1,876	4,487
Change in accruals for tax audits	1,200	2,757
Amounts under (over) provided for in prior years	534	(324)
Income tax expense	265,402	362,015

Current income tax, withholding and other taxes	270,669	309,913
Deferred income tax (recovery) expense	(5,267)	52,102
Income tax expense	265,402	362,015

Included in current income tax expense for the year-ended December 31, 2021, is $39 million (2020 - $49 million), related to the State of Mali's 10% priority dividend on its free carried interest in the Fekola Mine. This priority dividend is accounted for as an income tax in accordance with IAS 12, Income Taxes.

During the year ended December 31, 2021, the company recorded a deferred tax recovery of $3 million (2020 - expense of $24 million) related to future withholding tax expected to be incurred on retained earnings the Company is planning to repatriate from its foreign subsidiaries in the foreseeable future. The Company's foreign subsidiaries continue to accumulate earnings in excess of their expected needs for reinvestment. The deferred tax expense will eventually be a current tax expense as dividends from foreign subsidiaries and the associated withholding taxes are paid.

Deferred tax liabilities of approximately $112 million (2020 – $99 million) have not been recognized on the repatriation of earnings from foreign subsidiaries where the Company controls the timing of the reversal of the temporary differences but it is probable that such differences will not reverse in the foreseeable future.
Total income tax expense attributable to geographical jurisdiction is as follows:

	2021	2020
	$	$

Mali	216,560	215,115
Philippines	(5,044)	83,904
Namibia	45,773	63,879
Other	8,113	(883)
	265,402	362,015

The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2021	As at December 31, 2020	2021	2020
	$	$	$	$

Operating loss carry-forwards	30,735	21,105	(9,630)	(7,651)
Current assets and liabilities	(5,502)	5,005	10,507	2,673
Mining interests	(211,581)	(226,571)	(10,333)	45,341
Mine restoration provisions	29,052	30,445	1,393	(5,535)
Future withholding tax	(21,000)	(24,300)	(3,300)	24,300
Unrealized gains	(8,097)	(3,085)	5,012	(7,033)
Other	(39)	1,045	1,084	7
	(186,432)	(196,356)	(5,267)	52,102

Represented on the balance sheet as:

	2021	2020
	$	$

Deferred tax asset	(1,455)	(24,547)
Deferred tax liability	187,887	220,903
Balance, end of year	186,432	196,356

The Company has the following unrecognized deferred tax assets:

	2021	2020
	$	$

Capital and non-capital tax losses	109,567	117,734
Long-term debt	3,256	6,449
Mining interests and other	600	2,524
Mine restoration provisions	431	—
Current assets	—	864
	113,854	127,571

The Company has not recognized potential deferred tax assets of $114 million (2020 - $128 million) as it is not probable that future taxable profits will be available against which the Company can utilize the potential deferred tax assets.
The change for the year in the Company’s net deferred tax liability was as follows:

	2021	2020
	$	$

Balance, beginning of year	196,356	144,254
Deferred income tax (recovery) expense	(5,267)	52,102
Deferred income tax liability related to Kiaka disposal	(4,657)	—
	(9,924)	52,102
Balance, end of year	186,432	196,356

At December 31, 2021, the Company had non-capital tax losses which are not recognized as deferred tax assets. The Company recognizes the tax benefit of the non-capital tax losses only to the extent of anticipated future taxable income that can be reduced by non-capital tax losses. The gross amount of the non-capital tax losses for which a tax benefit has not been recorded are $295 million (2020 - $282 million) in Canada which expire between 2027 and 2041, and $1 million (2020 - $17 million) in Colombia which expire between 2031 and 2033.

At December 31, 2021 the Company had capital losses in Canada of $310 million which have no expiry date and can be applied against future capital gains. No deferred income tax asset has been recorded with respect to these losses.

During the year ended December 31, 2021 the Company paid $324 million (2020 - $217 million) of current income tax, withholding and other taxes in cash.